Maturity analysis of assets, liabilities and off-balance sheet commitments - Cash flows payable by HSBC under financial liabilities by remaining contractual maturities (Details) - USD ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 101,133	$ 82,066
Customer accounts	1,711,607	1,644,021
Repurchase agreements – non-trading	126,709	111,980
Trading liabilities	84,904	75,266
Financial liabilities designated at fair value	156,488	160,924
Derivatives	193,860	305,051
Debt securities in issue	84,811	101,642
Subordinated liabilities	36,223	37,847
Other financial liabilities	154,486	162,244
Cash flows payable under financial liabilities	2,650,221	2,681,041
Loan and other credit-related commitments	815,474	844,770
Financial guarantees	27,795	18,384
Cash flows payable under financial liabilities and other contractual commitments	3,493,490	3,544,195
Due not more than 1 month
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	63,684	61,001
Customer accounts	1,613,065	1,530,584
Repurchase agreements – non-trading	117,643	102,664
Trading liabilities	84,904	75,266
Financial liabilities designated at fair value	18,335	18,815
Derivatives	190,354	300,158
Debt securities in issue	7,149	6,551
Subordinated liabilities	119	739
Other financial liabilities	129,706	140,094
Cash flows payable under financial liabilities	2,224,959	2,235,872
Loan and other credit-related commitments	813,471	842,945
Financial guarantees	27,774	18,200
Cash flows payable under financial liabilities and other contractual commitments	$ 3,066,204	$ 3,097,017
Proportion of cash flows payable in period	88.00%	87.00%
Due over 1 month but not more than 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 2,712	$ 1,442
Customer accounts	54,092	64,809
Repurchase agreements – non-trading	4,615	3,984
Trading liabilities	0	0
Financial liabilities designated at fair value	9,760	7,556
Derivatives	192	356
Debt securities in issue	7,958	12,709
Subordinated liabilities	168	170
Other financial liabilities	9,842	9,120
Cash flows payable under financial liabilities	89,339	100,146
Loan and other credit-related commitments	121	434
Financial guarantees	6	13
Cash flows payable under financial liabilities and other contractual commitments	$ 89,466	$ 100,593
Proportion of cash flows payable in period	3.00%	3.00%
Due over 3 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 2,800	$ 1,639
Customer accounts	37,219	40,755
Repurchase agreements – non-trading	2,157	3,257
Trading liabilities	0	0
Financial liabilities designated at fair value	13,606	19,243
Derivatives	190	579
Debt securities in issue	15,142	29,520
Subordinated liabilities	848	1,102
Other financial liabilities	7,664	5,113
Cash flows payable under financial liabilities	79,626	101,208
Loan and other credit-related commitments	615	740
Financial guarantees	9	93
Cash flows payable under financial liabilities and other contractual commitments	$ 80,250	$ 102,041
Proportion of cash flows payable in period	2.00%	3.00%
Due over 1 year but not more than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 31,294	$ 17,352
Customer accounts	7,093	7,720
Repurchase agreements – non-trading	1,359	1,058
Trading liabilities	0	0
Financial liabilities designated at fair value	63,834	59,835
Derivatives	1,792	1,830
Debt securities in issue	32,651	28,787
Subordinated liabilities	6,741	7,024
Other financial liabilities	4,577	5,030
Cash flows payable under financial liabilities	149,341	128,636
Loan and other credit-related commitments	1,029	480
Financial guarantees	6	37
Cash flows payable under financial liabilities and other contractual commitments	$ 150,376	$ 129,153
Proportion of cash flows payable in period	4.00%	4.00%
Due over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 643	$ 632
Customer accounts	138	153
Repurchase agreements – non-trading	935	1,017
Trading liabilities	0	0
Financial liabilities designated at fair value	50,953	55,475
Derivatives	1,332	2,128
Debt securities in issue	21,911	24,075
Subordinated liabilities	28,347	28,812
Other financial liabilities	2,697	2,887
Cash flows payable under financial liabilities	106,956	115,179
Loan and other credit-related commitments	238	171
Financial guarantees	0	41
Cash flows payable under financial liabilities and other contractual commitments	$ 107,194	$ 115,391
Proportion of cash flows payable in period	3.00%	3.00%
Issued by HSBC Holdings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	$ 111	$ 330
Financial liabilities designated at fair value	36,279	27,805
Derivatives	2,282	3,087
Debt securities in issue	76,918	72,919
Subordinated liabilities	28,957	30,029
Other financial liabilities	4,240	4,865
Cash flows payable under financial liabilities	148,787	139,035
Loan and other credit-related commitments	0	0
Financial guarantees	13,746	13,787
Cash flows payable under financial liabilities and other contractual commitments	162,533	152,822
Issued by HSBC Holdings | Due not more than 1 month
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	473	70
Derivatives	1,223	3,085
Debt securities in issue	1,196	135
Subordinated liabilities	81	82
Other financial liabilities	1,778	3,769
Cash flows payable under financial liabilities	4,751	7,141
Loan and other credit-related commitments	0	0
Financial guarantees	13,746	13,787
Cash flows payable under financial liabilities and other contractual commitments	18,497	20,928
Issued by HSBC Holdings | Due over 1 month but not more than 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	111	330
Financial liabilities designated at fair value	2,611	1,109
Derivatives	9	0
Debt securities in issue	276	760
Subordinated liabilities	155	156
Other financial liabilities	730	690
Cash flows payable under financial liabilities	3,892	3,045
Loan and other credit-related commitments	0	0
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	3,892	3,045
Issued by HSBC Holdings | Due over 3 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	621	1,412
Derivatives	51	2
Debt securities in issue	1,286	3,354
Subordinated liabilities	722	726
Other financial liabilities	1,692	370
Cash flows payable under financial liabilities	4,372	5,864
Loan and other credit-related commitments	0	0
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	4,372	5,864
Issued by HSBC Holdings | Due over 1 year but not more than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	15,017	9,110
Derivatives	414	0
Debt securities in issue	43,360	31,567
Subordinated liabilities	7,222	7,513
Other financial liabilities	0	0
Cash flows payable under financial liabilities	66,013	48,190
Loan and other credit-related commitments	0	0
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	66,013	48,190
Issued by HSBC Holdings | Due over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	17,557	16,104
Derivatives	585	0
Debt securities in issue	30,800	37,103
Subordinated liabilities	20,777	21,552
Other financial liabilities	40	36
Cash flows payable under financial liabilities	69,759	74,795
Loan and other credit-related commitments	0	0
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	$ 69,759	$ 74,795